Taxes (Details) ¥ in Millions	6 Months Ended	24 Months Ended		36 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Jun. 30, 2024 USD ($)
Taxes [Line Items]
Deferred tax assets	$ 142,115			$ 142,115		$ 142,115
Enterprise Income Tax [Member]
Taxes [Line Items]
Income tax rate	25.00%	2.50%	2.50%	5.00%	5.00%
Annual taxable income		$ 139,113	¥ 1	$ (139,113)	¥ 1
Minimum [Member] | Enterprise Income Tax [Member]
Taxes [Line Items]
Annual taxable income				139,113	1
Maximum [Member] | Enterprise Income Tax [Member]
Taxes [Line Items]
Annual taxable income				$ 4,203,272	¥ 3